Intangible Assets other than Goodwill - Summary of Significant Specific Intangible Assets (Details) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Software | ORACLE license for SDIS integrated DB
Disclosure of intangible assets material to entity [line items]
Carrying value			₩ 5,509
Remaining amortisation period of intangible assets material to entity			3 years 4 months
Software | S/4HANA ERP license
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 5,742
Remaining amortisation period of intangible assets material to entity		3 years 11 months
Copyrights, patents rights and other industrial rights | Contributions to APR NRC DC
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 16,697	₩ 20,871
Remaining amortisation period of intangible assets material to entity		4 years	5 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [line items]
Carrying value | $				$ 0	$ 0
Remaining amortisation period of intangible assets material to entity	[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 13,235	₩ 17,772
Remaining amortisation period of intangible assets material to entity		2 years 11 months	3 years 11 months
Usage rights of donated assets and other | Right of use electricity and gas supply facility (Community district of Songdo)
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 6,853	₩ 7,908
Remaining amortisation period of intangible assets material to entity		6 years 6 months	7 years 6 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 70,800	₩ 76,212
Remaining amortisation period of intangible assets material to entity		13 years 1 month	14 years 1 month
Others | Greenhouse gas emissions rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 107,086	₩ 43,960
Others | Business rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 148,964	₩ 154,712
Remaining amortisation period of intangible assets material to entity		25 years 11 months	26 years 11 months

[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.